Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Cash Reserves), Class A)	0 Months Ended
Oct. 28, 2011
(Oppenheimer Cash Reserves) | Class A
Bar Chart Table:
Annual Return 2001	3.29%
Annual Return 2002	0.82%
Annual Return 2003	0.28%
Annual Return 2004	0.45%
Annual Return 2005	2.33%
Annual Return 2006	4.21%
Annual Return 2007	4.57%
Annual Return 2008	2.42%
Annual Return 2009	0.14%
Annual Return 2010	0.01%